Hood River Emerging Markets Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 90.2%	Shares	Value
Communication Services - 3.5%
Interactive Media & Services - 1.7%
Baidu, Inc. - ADR (a)	708	$78,885
Tencent Holdings Ltd.	5,300	334,284
		413,169
Wireless Telecommunication Services - 1.8%
Millicom International Cellular SA	5,700	427,158
Total Communication Services		840,327

Consumer Discretionary - 7.1%
Automobile Components - 3.6%
BYD Co. Ltd. - Class H	13,200	178,105
Essence Fastening Systems Shanghai Co. Ltd. - Class A	8,600	210,051
Minth Group Ltd.	21,000	87,729
WeRide, Inc. - ADR (a)	18,962	153,403
Zhejiang Yinlun Machinery Co. Ltd. - Class A	38,400	241,993
		871,281
Broadline Retail - 1.8%
Alibaba Group Holding Ltd. - ADR (b)	3,485	437,228

Household Durables - 0.8%
SharkNinja, Inc. (a)	1,757	186,066

Specialty Retail - 0.9%
ATRenew, Inc. - ADR (a)	44,647	209,395
Total Consumer Discretionary		1,703,970

Consumer Staples - 1.9%
Consumer Staples Distribution & Retail - 0.7%
Busy Ming Group Co. Ltd. - Class H (a)	3,615	162,374

Food Products - 1.2%
China Youran Dairy Group Ltd. (a)(c)	81,000	39,996
Samyang Foods Co. Ltd.	300	243,205
		283,201
Total Consumer Staples		445,575

Energy - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
NAC Kazatomprom JSC - GDR	2,000	157,931
PRIO SA/Brazil (a)	32,900	421,107
Total Energy		579,038

Financials - 10.4%
Banks - 4.3%
Credicorp Ltd.	720	244,210
Eurobank SA	42,214	169,027
HSBC Holdings PLC	14,700	240,335
National Bank of Greece SA	11,565	178,656
Standard Chartered PLC	9,110	189,082
		1,021,310
Capital Markets - 0.5%
Mirae Asset Securities Co. Ltd.	2,609	110,550

Consumer Finance - 1.0%
FirstCash Holdings, Inc.	1,269	238,572

Financial Services - 1.2%
FirstRand Ltd.	59,000	302,039

Insurance - 3.4%
China Life Insurance Co. Ltd. - Class H	56,000	178,653
China Pacific Insurance Group Co. Ltd. - Class H	70,000	286,692
China Taiping Insurance Holdings Co. Ltd.	88,400	233,443
Samsung Life Insurance Co. Ltd.	759	109,439
		808,227
Total Financials		2,480,698

Health Care - 0.9%
Life Sciences Tools & Services - 0.9%
Insilico Medicine Cayman TopCo (a)	28,700	204,969

Industrials - 15.9%
Aerospace & Defense - 2.8%
Embraer SA - ADR	2,316	137,432
Hanwha Aerospace Co. Ltd.	232	197,828
Hanwha Systems Co. Ltd.	2,724	213,291
Karman Holdings, Inc. (a)(b)	1,198	95,900
Theon International PLC	1,047	37,848
		682,299
Construction & Engineering - 1.3%
Hyundai Engineering & Construction Co. Ltd.	3,176	310,071

Electrical Equipment - 7.0%
Bloom Energy Corp. - Class A (a)	1,046	141,722
Dajin Heavy Industry Co. Ltd. - Class A	16,100	163,080
Doosan Enerbility Co. Ltd. (a)	4,923	309,351
HD Hyundai Electric Co. Ltd.	323	183,040
Hyosung Heavy Industries Corp.	143	241,466
LS Electric Co. Ltd.	324	161,947
Sieyuan Electric Co. Ltd. - Class A	15,700	464,344
		1,664,950
Machinery - 4.8%
Anhui Yingliu Electromechanical Co. Ltd. - Class A	52,000	471,371
Hanwha Ocean Co. Ltd. (a)	2,514	206,945
Kaori Heat Treatment Co. Ltd.	4,000	111,995
Leader Harmonious Drive Systems Co. Ltd. - Class A	3,200	88,383
RoboTechnik Intelligent Technology Co. Ltd. - Class A	3,400	191,121
UBTech Robotics Corp. Ltd. - Class H (a)	7,700	85,697
		1,155,512
Total Industrials		3,812,832

Information Technology - 41.1% (d)
Communications Equipment - 4.8%
Lumentum Holdings, Inc. (a)	387	271,968
Suzhou TFC Optical Communication Co. Ltd.	6,900	310,467
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. - Class H (c)	10,500	253,733
Zhongji Innolight Co. Ltd. - Class A	3,500	299,842
		1,136,010
Electronic Equipment, Instruments & Components - 6.0%
Chroma ATE, Inc.	9,000	431,860
Delta Electronics, Inc.	15,700	707,919
Gold Circuit Electronics Ltd.	6,000	169,187
Samsung Electro-Mechanics Co. Ltd.	468	134,086
		1,443,052
IT Services - 0.4%
GDS Holdings Ltd. - ADR (a)	2,300	92,667

Semiconductors & Semiconductor Equipment - 23.7%
AEM Holdings Ltd. (a)	65,700	216,714
ASE Technology Holding Co. Ltd.	57,000	627,351
ASPEED Technology, Inc.	800	275,756
Biwin Storage Technology Co. Ltd. - Class A (a)	3,100	99,390
D.I Corp.	3,328	65,402
GigaDevice Semiconductor, Inc. - Class H (a)	4,453	194,789
Hua Hong Semiconductor Ltd. - Class H (a)(c)	14,000	141,265
King Yuan Electronics Co. Ltd.	38,000	325,059
MKS, Inc. (b)	671	154,202
Montage Technology Co. Ltd. - Class H (a)	7,900	155,155
SK hynix, Inc.	1,308	742,114
Suzhou Maxwell Technologies Co. Ltd. - Class A	3,300	110,926
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	7,581	2,561,999
		5,670,122
Software - 0.7%
Minimax Group, Inc. (a)	1,400	165,957

Technology Hardware, Storage & Peripherals - 5.5%
Samsung Electronics Co. Ltd.	11,349	1,327,395
Total Information Technology		9,835,203

Materials - 5.5%
Chemicals - 0.7%
Qinghai Salt Lake Industry Co. Ltd. (a)	31,500	171,598

Metals & Mining - 4.8%
Anglogold Ashanti PLC	1,620	161,695
Gold Fields Ltd.	4,500	206,784
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. - Class A	40,500	182,677
Jiaxin International Resources Investment Ltd. (a)	17,500	235,841
Vale SA - ADR	10,906	173,515
Zijin Mining Group Co. Ltd. - Class H	41,000	184,438
		1,144,950
Total Materials		1,316,548

Utilities - 1.5%
Electric Utilities - 1.5%
Axia Energia	32,500	367,173
TOTAL COMMON STOCKS (Cost $21,500,062)		21,586,333

PREFERRED STOCKS - 3.6%	Shares	Value
Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Petroleo Brasileiro SA - Petrobras, 0.00%	53,000	497,068

Financials - 1.5%
Banks - 1.5%
Itau Unibanco Holding SA, 0.00%	44,300	371,857
TOTAL PREFERRED STOCKS (Cost $821,426)		868,925

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.5%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (e)	1,089,044	1,089,044
TOTAL MONEY MARKET FUNDS (Cost $1,089,044)		1,089,044

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.8%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (e)	663,607	663,607
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $663,607)		663,607

TOTAL INVESTMENTS - 101.1% (Cost $24,074,139)		24,207,909
Liabilities in Excess of Other Assets - (1.1)%		(263,366)
TOTAL NET ASSETS - 100.0%		$23,944,543

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
JSC - Public Joint Stock Company
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $680,370.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $434,994 or 1.8% of the Fund’s net assets.

(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Hood River Emerging Markets Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$7,453,951	$14,132,382	$–	$21,586,333
Preferred Stocks	868,925	–	–	868,925
Money Market Funds	1,089,044	–	–	1,089,044
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	663,607
Total Investments	$9,411,920	$14,132,382	$–	$24,207,909

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $663,607 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.